Net income per ordinary share (Tables)	9 Months Ended
Sep. 30, 2018
Earnings Per Share [Abstract]
Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share
The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2018	September 30, 2017	September 30, 2018	September 30, 2017
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	54,368,656	54,109,566	54,134,639	54,110,022
Effect of dilutive share options outstanding	532,748	646,618	753,512	730,090
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	54,901,404	54,756,184	54,888,151	54,840,112